Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Reconciliation of Change in Number of Authorized Shares, Shares Issued and Fully Paid, Treasury Shares and Shares Outstanding

The table below provides a reconciliation of the change in the number of authorized shares, shares issued and fully paid, treasury shares and shares outstanding:

	Authorized shares	Issued and fully paid shares	Treasury shares	Shares outstanding

Common shares

31 December 2023	216,742,000	199,500,000	(10,166,535)	189,333,465
ADS options exercised (Note 24)	—	—	747,178	747,178
GDR buy-back program	—	—	(64,914)	(64,914)

31 December 2024	216,742,000	199,500,000	(9,484,271)	190,015,729
ADS options exercised (Note 24)	—	—	771,756	771,756
ADS buy-back program	—	—	(559,553)	(559,553)

31 December 2025	216,742,000	199,500,000	(9,272,068)	190,227,932

Summary of Details of GDR Buyback Programs

The following table summarizes the details of the GDR/ADS buy-back programs:

	Start date	Maturity date	Number of GDRs/ADSs acquired	Total amount paid (in millions of KZT)

1st buy-back program	22 April 2022	21 July 2022	998,429	22,841
2nd buy-back program	22 July 2022	21 October 2022	788,153	21,325
3rd buy-back program	22 October 2022	24 February 2023	1,131,380	38,474
4th buy-back program	22 March 2023	21 July 2023	531,995	18,740
5th buy-back program	22 July 2023	21 October 2023	283,689	12,614
6th buy-back program	22 October 2023	16 January 2024	303,286	13,233
7th buy-back program	17 November 2025	27 February 2026	559,553	21,907

31 December 2025			4,596,485	149,134

Schedule of Reconciliation of Change in Outstanding Share Capital Fully Paid

The table below provides a reconciliation of the change in outstanding share capital fully paid:

	Issued and fully paid shares	Treasury shares	Total

31 December 2023	130,144	(152,001)	(21,857)
ADS options exercised	—	3,332	3,332
GDR buy-back program	—	(2,852)	(2,852)

31 December 2024	130,144	(151,521)	(21,377)

ADS options exercised	—	3,443	3,443
ADS buy-back program	—	(21,907)	(21,907)

31 December 2025	130,144	(169,985)	(39,841)

Schedule of Dividends Declared

The following tables represent dividends declared:

	Dividends declared	Dividend per share

February 2024	161,514	KZT 850
April 2024	161,514	KZT 850
August 2024	161,514	KZT 850
November 2024	161,514	KZT 850

Total for 2024	646,056